Common Stock - Restricted Stock unit Activity (Details) - Unvested restricted stock units - USD ($) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Unvested units, beginning balance (in shares)	28,366,000	28,366,000	28,366,000	15,924,000
Grants (in shares)	6,545,000		20,126,000
Vested (in shares)	(47,000)		(6,573,000)	0	0
Vested and settled (in shares)	(5,852,000)		(65,000)
Restricted stock units forfeited (in shares)	(909,000)		(1,046,000)
Unvested units, ending balance (in shares)	28,103,000		28,366,000	28,366,000	15,924,000
Weighted Average Grant Date Fair Value [Abstract]
Grants (in dollars per share)	$ 166.87	$ 34.11	$ 56.27	$ 27.31	$ 7.86
Vested (in dollars per share)	105.26		17.40
Vested and settled (in dollars per share)	50.34		10.68
Forfeited (in dollars per share)	$ 72.89		$ 29.14
Aggregate instrinsic value	$ 5,789		$ 4,049	$ 508